Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary Of Significant Accounting Policies [Abstract]
Impairment of intangible asset	$ 0	$ 0	$ 390,355
Reportable segment | Segment	1
General and administrative expenses	$ 2,669,062	3,992,400	4,571,279
Reclassification of General and administrative expenses to Research and Development expenses		251,533
Foreign exchange gain			$ 29,207
Foreign exchange loss		$ (86,095)